Fees Summary	Sep. 17, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 8,164,000
Previously Paid Amount	0.00
Total Fee Amount	1,127.45
Total Offset Amount	0.00
Net Fee	1,127.45
Narrative - Max Aggregate Offering Price	$ 8,164,000
Final Prospectus	true